First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments
October 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 97.2%
	Banks — 9.0%
32,690	Heartland Financial USA, Inc. (a)	$1,945,055
9,414	Independent Bank Group, Inc.	549,401
		2,494,456
	Beverages — 4.0%
100,485	Duckhorn Portfolio (The), Inc. (b)	1,101,316
	Commercial Services & Supplies — 2.7%
11,926	Stericycle, Inc. (b)	733,091
	Communications Equipment — 3.7%
26,169	Juniper Networks, Inc. (a)	1,017,974
	Consumer Finance — 3.9%
7,253	Discover Financial Services	1,076,563
	Consumer Staples Distribution & Retail — 4.5%
69,034	Albertsons Cos., Inc., Class A (a)	1,249,515
	Diversified Telecommunication Services — 2.7%
20,460	Frontier Communications Parent, Inc. (b)	731,036
	Energy Equipment & Services — 2.5%
24,327	ChampionX Corp.	686,508
	Entertainment — 5.0%
46,896	Endeavor Group Holdings, Inc., Class A	1,382,963
	Financial Services — 4.2%
34,006	Nuvei Corp.	1,144,302
	Food Products — 3.3%
11,200	Kellanova	903,280
	Health Care Equipment & Supplies — 6.4%
16,459	Axonics, Inc. (a) (b)	1,157,068
16,405	Surmodics, Inc. (b)	615,515
		1,772,583
	Health Care Providers & Services — 6.8%
13,874	Amedisys, Inc. (a) (b)	1,312,480
40,091	R1 RCM, Inc. (b)	571,698
		1,884,178
	Hotels, Restaurants & Leisure — 3.5%
72,128	Everi Holdings, Inc. (b)	961,466
Shares	Description	Value

	Household Durables — 3.0%
75,334	Vizio Holding Corp., Class A (a) (b)	$838,467
	Insurance — 3.2%
2,717	Enstar Group Ltd. (b)	876,233
	Machinery — 3.8%
22,376	Barnes Group, Inc.	1,046,302
	Oil, Gas & Consumable Fuels — 4.9%
6,031	Hess Corp.	811,049
19,792	Marathon Oil Corp.	548,238
		1,359,287
	Pharmaceuticals — 5.9%
14,771	Catalent, Inc. (a) (b)	865,580
12,858	Longboard Pharmaceuticals, Inc. (b)	767,880
		1,633,460
	Software — 11.6%
3,086	ANSYS, Inc. (b)	988,786
10,440	Envestnet, Inc. (b)	655,423
45,699	HashiCorp, Inc., Class A (b)	1,547,368
		3,191,577
	Trading Companies & Distributors — 2.6%
6,338	McGrath RentCorp	720,631
	Total Common Stocks	26,805,188
	(Cost $26,120,221)
RIGHTS — 0.0%
	Biotechnology — 0.0%
43,869	Chinook Therapeutics, Inc., expiring December 21, 2029 (b) (c) (d) (e)	0
100,745	Icosavax, Inc., expiring January 1, 2029 (b) (c) (d) (e)	0
		0
	Health Care Equipment & Supplies — 0.0%
7,137	ABIOMED, Inc., expiring December 31, 2029 (b) (c) (d) (e)	0
	Pharmaceuticals — 0.0%
39,856	Mirati Therapeutics, Inc., expiring January 23, 2031 (b) (c) (d) (e)	0
	Total Rights	0
	(Cost $0)
	Total Investments — 97.2%	26,805,188
	(Cost $26,120,221)

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT — (25.9)%
Banks — (9.3)%
(5,653)	SouthState Corp.	$(551,337)
(18,298)	UMB Financial Corp.	(2,007,840)
(2,559,177)
Construction & Engineering — (0.9)%
(7,335)	WillScot Holdings Corp. (b)	(243,082)
Consumer Finance — (4.5)%
(7,576)	Capital One Financial Corp.	(1,233,297)
Energy Equipment & Services — (3.8)%
(25,898)	Schlumberger N.V.	(1,037,733)
Oil, Gas & Consumable Fuels — (5.4)%
(6,336)	Chevron Corp.	(942,924)
(5,049)	ConocoPhillips	(553,067)
(1,495,991)
Software — (2.0)%
(1,101)	Synopsys, Inc. (b)	(565,484)
	Total Investments Sold Short — (25.9)%	(7,134,764)
(Proceeds $6,732,259)
	Net Other Assets and Liabilities — 28.7%	7,921,497
	Net Assets — 100.0%	$27,591,921

(a)	This security or a portion of this security is segregated as collateral for investments sold short. At October 31, 2024, the segregated value of these securities amounts to $7,598,253.
(b)	Non-income producing security.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At October 31, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows:

ASSETS TABLE
	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 26,805,188	$ 26,805,188	$ —	$ —
Rights*	—**	—	—	—**
Total Investments	$26,805,188	$26,805,188	$—	$—**

LIABILITIES TABLE
	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (7,134,764)	$ (7,134,764)	$ —	$ —

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.